Cost of revenue (Details) - USD ($)	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cost of revenue
Amortization expenses	$ 3,948,391	$ 3,157,605
Depreciation expenses of server hardware	2,051,081	1,657,961
Resource usage fees	806,014	1,297,077
Website maintenance fee	806,014	648,799
Virtual simulation fee	604,727
Raw material consumption fees	15,354	23,358
Other	23,426	42,079
Total	$ 8,255,007	$ 6,826,879